Long-term Incentive Plans (Details Narrative)	1 Months Ended			12 Months Ended
	May 30, 2019 $ / shares	May 15, 2019 $ / shares	Apr. 08, 2019 $ / shares	Jan. 31, 2023 CAD ($) $ / shares shares	Jan. 31, 2023 USD ($) shares	Jan. 31, 2022 CAD ($) $ / shares shares	Jan. 31, 2021 CAD ($) shares	Jan. 31, 2021 USD ($) shares	Jan. 31, 2023 $ / shares
Statement [Line Items]
Long term incentive plan, description				the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis	the Company may grant share purchase options, RSUs, PSUs or deferred share units to its directors, officers, employees and consultants up to an amount as determined by the Company and will be no more than 10% of its outstanding common shares on a fully-diluted basis
Performance stock vested | shares				25,000	25,000	25,000
Share based payment | $						$ 695,473	$ 612,631
Restricted stock units vested | shares						23,668	219,360	219,360
Unrecognized shares based payment expenses | $				$ 476,554
Company recognized | $					$ 2,661
Share-based payment expense | $					$ 198,969
Performance stock units vested | $				0		$ 0
Share purchase options				$ 492,199		$ 273,411		$ 56,238
Market price of common shares on grant date | $ / shares				$ 0.75
Exercise price | $ / shares	$ 2.50	$ 3.00	$ 3.50	1.25
Minimum [Member]
Statement [Line Items]
Fair value of options | $ / shares									$ 0.11
Maximum [Member]
Statement [Line Items]
Fair value of options | $ / shares				$ 1.70
Exercise price | $ / shares						$ 0.40
Maximum [Member] | Black-Scholes option pricing model [member]
Statement [Line Items]
Date of grants, long term incentive plans				Nov. 29, 2021	Nov. 29, 2021
Risk free interest rate				1.18%	1.18%
Volatility				90.00%	90.00%
Expected life				3 years	3 years
Volume weighted average price | $ / shares				$ 0.83
Exercise price | $ / shares				$ 0.10
Restricted Stock Unit [Member] | Share-based payment arrangement [Member]
Statement [Line Items]
Salaries, wages and employment expenses | $				$ 219,360
Performance Stock Units [member] | Share-based payment arrangements [Member]
Statement [Line Items]
Salaries, wages and employment expenses | $						$ 0	$ 6,359